S000095310 [Member] Expense Example, No Redemption - S000095310 [Member] - C000264029 [Member]	Mar. 13, 2026 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 36
Expense Example, No Redemption, 3 Years	113
Expense Example, No Redemption, 5 Years	197
Expense Example, No Redemption, 10 Years	$ 443